Supplementary Balance Sheet Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Text Block Supplement [Abstract]
Summary of Inventories
Inventories consist of the following:

(Amounts in thousands)	As of September 30, 2025	As of December 31, 2024
Raw materials	$7,432	$7,410
Work in progress	446	1,064
Finished goods	904	87

Total inventories	$8,782	$8,561

Inventories consists of the following as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Finished goods	$87	$16
Work in progress	1,064	1,542
Raw materials	7,410	4,964

Total inventories	$8,561	$6,522

Summary of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consists of the following as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Deferred offering costs	$11,121	$1,491
Prepaid taxes	2,020	—
Software licenses and maintenance	510	311
Advances paid to contract manufacturer	161	144
Other receivables	51	441
Prepaid subscriptions	131	83
Other	843	366

Total prepaid expenses and other current assets	$14,837	$2,836

Schedule of Property Plant And Equipment
Property and equipment, net, consists of the following as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Computer equipment	$12,525	$13,108
Software	2,833	4,984
Furniture and fixtures	175	346
Leasehold improvements	1,268	1,594
Vehicles	31	26

	16,832	20,058
Less: Accumulated depreciation	(14,751)	(18,503)

Total property and equipment, net	$2,081	$1,555

Schedule of Accrued Expenses And Other Current Liabilities
Accrued expenses and other current liabilities consists of the following as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Inventory purchases	$3,289	$3,813
Professional fees	6,124	2,617
Technology costs	2,104	—
Deferred revenue	—	733
Other	479	301

Total accrued and other current liabilities	$11,996	$7,464

Schedule of Accrued Compensation
Accrued compensation consists of the following as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Vacation	$652	$804
Employee benefits	182	724
401K payable	297	215
Salaries and Wages	269	113
Statutory liabilities	148	—
Other	65	82

Total accrued compensation	$1,613	$1,938